Segment Data - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	3
Net Sales	$ 6,827.3	$ 6,127.5	$ 6,960.6
Share of revenue from an individual country in net sales	less than 10 percent
US [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 3,853.9	$ 3,507.7	$ 3,894.5